Long-Term Debt (Tables)	3 Months Ended	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2024	Jun. 30, 2024
Long-Term Debt (Tables) [Line Items]
Schedule of Long-Term Debt

Long-Term Debt as of December 31, 2024 consisted of the following:

Long-term debt:	Maturity	December 31, 2024	June 30, 2024
Streeterville Note (net of $1,157,515 and $450,059 unamortized debt discount and issuance costs)	12/26/2025	$5,725,101	$-
Total long-term debt		$5,725,101	$-

Grafiti Holding Inc [Member]
Long-Term Debt (Tables) [Line Items]
Schedule of Long-Term Debt

Long-Term Debt as of September 30, 2024 consisted of the following:

Long-Term Debt	Maturity	September 30, 2024 (Unaudited)	June 30, 2024 (Audited)
June 2024 10% Note (net of $469,381 and $450,059 unamortized debt discount and issuance costs)	12/26/2025	$1,974,316	$1,506,561
Total Long-Term Debt		$1,974,316	$1,506,561

Long-Term Debt as of June 30, 2024 consisted of the following:

Long-Term Debt	Maturity	2024
June 2024 10% Note (net of $450,059 unamortized debt discount and issuance costs)	12/26/2025	$1,509,862
Total Long-Term Debt		$1,509,862